Other Gains and Losses - Schedule of Other Gains and Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Gains and Losses [abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ 38	$ 3,732	$ 10
Gain (loss) on financial liabilities at fair value through profit or loss	(676,564)	5,480,914	(8,054,506)
Foreign exchange losses, net	(157,837)	(5,877)	(119,293)
Others	(17,326)	(19,966)	(1,013)
Total	$ (851,689)	$ 5,458,803	$ (8,174,802)